Reconciliation of Beginning and Ending Balances of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three (Detail) (Derivative Financial Instruments, Liabilities, USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments, Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	$ 665
Total (gains) or losses (realized/unrealized) included in earnings	(665)
Purchase
The amount of total (gains) or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to liabilities still held at the reporting date.